UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3352

                      (Investment Company Act File Number)


                             Federated Income Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  1/31/07


               Date of Reporting Period:  Quarter ended 10/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   COLLATERALIZED MORTGAGE OBLIGATIONS--16.8%
                   FEDERATED HOME LOAN MORTGAGE CORPORATION-7.6%
  $  5,049,102     Federal Home Loan Mortgage Corp. REMIC 2981 FA, 5.720%, 5/15/2035                                 $     5,042,323
     9,808,977     Federal Home Loan Mortgage Corp. REMIC 3144 FB, 5.670%, 4/15/2036                                       9,826,718
    11,782,889     Federal Home Loan Mortgage Corp. REMIC 3160 FD, 5.650%, 5/15/2036                                      11,804,064
     7,320,951     Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.630%, 7/15/2036                                       7,327,479
     2,476,569     Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.720%, 8/15/2036                                       2,483,699
                      TOTAL                                                                                               36,484,283
                   FEDERATED NATIONAL  MORTGAGE ASSOCIATION-9.2%
     1,552,297     Federal National Mortgage Association REMIC 2005-63 FC, 5.570%, 10/25/2031                              1,550,038
     1,971,018     Federal National Mortgage Association REMIC 2006-43 FL, 5.720%, 6/25/2036                               1,980,344
     7,236,896     Federal National Mortgage Association REMIC 2006-58 FP, 5.620%, 7/25/2036                               7,254,409
     9,914,066     Federal National Mortgage Association REMIC 2006-81 FB, 5.670%, 9/25/2036                               9,960,378
     9,894,041     Federal National Mortgage Association REMIC 2006-85 PF, 5.700%, 9/25/2036                               9,924,766
     3,231,614     Federal National Mortgage Association REMIC 2006-93 FM, 5.700%, 10/25/2036                              3,230,816
    10,000,000     Federal National Mortgage Association REMIC 2006-104 FY, 5.640%, 11/25/2036                             9,994,500
                      TOTAL                                                                                               43,895,251
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           80,379,534
                      (IDENTIFIED COST $80,228,270)
                   MORTGAGE-BACKED SECURITIES--98.1%1
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-55.5%
    31,411,690     4.500%, 6/1/2019                                                                                       30,419,520
    89,183,366 2,3 5.000%, 2/1/2019 - 11/1/2036                                                                           86,358,130
    93,921,732   2 5.500%, 3/1/2021 - 12/1/2036                                                                           92,971,095
    32,188,729   2 6.000%, 10/1/2020 - 12/1/2036                                                                          32,430,988
    16,074,739   2 6.500%, 9/1/2029 - 11/1/2036                                                                           16,392,400
     2,861,479     7.000%, 2/1/2031 - 3/1/2032                                                                             2,947,178
     3,308,582     7.500%, 12/1/2022 - 2/1/2031                                                                            3,447,183
       621,370     8.000%, 9/1/2014 - 11/1/2029                                                                              658,181
       109,952     9.000%, 4/1/2009 - 2/1/2013                                                                               111,906
        40,267     9.500%, 11/1/2009 - 9/1/2016                                                                               43,239
        13,124     11.500%, 12/1/2014                                                                                         15,004
                      TOTAL                                                                                              265,794,824
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-41.4%
     5,945,884     4.500%, 8/1/2035 - 9/1/2035                                                                             5,579,169
    33,167,998     5.000%, 7/1/2019 - 4/1/2034                                                                            32,342,163
    75,372,998     5.500%, 12/1/2033 - 12/1/2035                                                                          74,573,880
    72,756,239   2 6.000%, 6/1/2016 - 11/1/2036                                                                           73,225,363
     5,930,534     6.500%, 12/1/2027 - 12/1/2035                                                                           6,065,478
     2,798,671     7.000%, 7/1/2029 - 2/1/2032                                                                             2,883,888
       910,569     7.500%, 3/1/2010 - 8/1/2031                                                                               935,468
       878,416     8.000%, 12/1/2026                                                                                         931,155
     1,130,246     10.000%, 11/1/2009 - 3/1/2025                                                                           1,247,666
       569,791     10.500%, 12/1/2019 - 4/1/2022                                                                             627,094
                      TOTAL                                                                                              198,411,324
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-1.2%
     4,538,733     7.000%, 6/15/2026 - 1/15/2032                                                                           4,721,964
        32,707     7.500%, 1/15/2031                                                                                          34,214
       565,094     8.000%, 11/15/2023 - 7/15/2030                                                                            599,606
       349,883     8.500%, 6/15/2030                                                                                         375,765
                      TOTAL                                                                                                5,731,549
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                   469,937,697
                      (IDENTIFIED COST $463,980,526)
                   REPURCHASE AGREEMENTS--6.7%
    22,981,000   4 Interest in $226,702,000 joint repurchase agreement 5.260%, dated 10/12/2006 under which Banc          22,981,000
                   of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/15/2035 for $227,761,958 on 11/13/2006. The market value of the underlying securities at the end of the period was $233,686,245 (segregated pending settlement of dollar-
                   roll transactions).
     9,070,000     Interest in $1,980,000,000 joint repurchase agreement 5.310%, dated 10/31/2006 under which UBS          9,070,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               32,051,000
                      TOTAL INVESTMENTS-121.6%                                                                           582,368,231
                      (IDENTIFIED COST $576,259,796)5
                      OTHER ASSETS AND LIABILITIES - NET -(21.6)%                                                      (103,510,388)
                      TOTAL NET ASSETS -100%                                                                         $   478,857,843


1 Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates one to ten years.

2    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts

4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At October 31, 2006, the cost of investments for federal tax purposes was $576,259,796. The net unrealized appreciation of investments for federal tax purposes was $6,108,435. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,199,855 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,420.

    At October 31, 2006, the Fund had the following open futures contracts:
                                            CONTRACTS              NUMBER OF    NOTIONAL VALUE   EXPIRATION         UNREALIZED
                                                                   CONTRACTS                     DATE               APPRECIATION
             6U.S. Treasury Note            10-Year Futures          40         $4,328,750       December 2006      $52,340
             6U.S. Treasury Note            2-Year Futures           15         $3,066,094       December 2006       $6,034

           6     Non-income producing security


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees has approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealer or other financial institutions that trade the securities.



The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit


INSERT PORTFOLIO

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        DECEMBER 15, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        DECEMBER 15, 2006



BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 15, 2006